Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

11. Stock-Based Compensation

2016 Omnibus Incentive Plan

Prior to the Merger, NeuroRx maintained its 2016 Omnibus Incentive Plan (the “2016 Plan”), under which NeuroRx granted incentive stock options, restricted stock awards, other stock-based awards, or other cash-based awards to employees, directors, and non-employee consultants. The maximum aggregate shares of common stock that was subject to awards and issuable under the 2016 Plan was 3,472,000.

In connection with the Merger, each option of NeuroRx that was outstanding and unexercised immediately prior to the Effective Time (whether vested or unvested) was assumed by BRPA and converted into an option to acquire an adjusted number of shares of Common Stock at an adjusted exercise price per share (the “Substitute Options”), based on the Option Exchange Ratio (of 4.96), and will continue to be governed by substantially the same terms and conditions, including vesting, as were applicable to the former option. Each Substitute Option will be exercisable for a number of whole shares of Common Stock equal to the product of the number of shares of NeuroRx common stock underlying such NeuroRx option multiplied by the Option Exchange Ratio, and the per share exercise price of such Substitute Option will be equal to the quotient determined by dividing the exercise price per share of NeuroRx common stock by the Option Exchange Ratio. As discussed in Note 4, this ratio incorporates the achievement of the Earnout Shares Milestone and Earnout Cash Milestone. The incremental shares above the Exchange Ratio (of 3.16) upon exercise would be held back pending the outcome of the contingencies and only released if such are achieved. The percentage of total shares of Common Stock subject to each Substitute Option that is vested immediately following the Effective Time will equal the percentage of total shares of NeuroRx common stock subject to each NeuroRx option that is vested immediately prior to the Effective Time.

In the event that either the Earnout Shares Milestone or the Earnout Cash Milestone does not occur prior to December 31, 2022, each Substitute Option will be adjusted such that the number of shares of Common Stock subject to each adjusted Substitute Option, the exercise price per share of each adjusted Substitute Option and the aggregate intrinsic value of each adjusted Substitute Option will equal the respective number of shares, exercise price per share and aggregate intrinsic value that would have resulted following the adjustment of the applicable underlying Substitute Option had the conversion of NeuroRx options into the Substitute Options been applied using the Exchange Ratio as adjusted accordingly to reflect the impact of the respective milestone not being met. If neither the Earnout Shares Milestone nor the Earnout Cash Milestone occurs, each Substitute Option will be adjusted based on the Exchange Ratio.

As stated in the Merger Agreement, if any Substitute Options are exercised prior to the earlier of (i) the date that both the Earnout Shares Milestone and Earnout Cash Milestone occur and (ii) December 31, 2022, a sufficient number of shares of Common Stock will be held back pending the applicable adjustment to such Substitute Options. Following the determination of that adjustment, NRx Pharmaceuticals will retain any shares forfeited by the option holder in connection with the adjustment and return any remaining shares to the option holder.

Upon the closing of the Merger, the outstanding and unexercised NeuroRx stock options became options to purchase an aggregate 2,895,423 shares of the Company’s Common Stock at an average exercise price of $5.10 per share. The Company accounted for the Substitute Options as a modification of the existing options. Incremental compensation costs, measured as the excess, if any, of the fair value of the modified options over the fair value of the original options immediately before its terms are modified, is measured based on the fair value of the underlying shares and other pertinent factors at the modification date. The fair value of the original NeuroRx options and Substitute Options was determined using the Black-Scholes option-pricing model with the following assumptions for each:

	Original Options	Substitute Options
Strike price	$1.00 - $72.30	$0.20 - $14.58
Volatility rate	80.0%	80.0%
Risk-free rate	0.07% - 0.79%	0.07% - 0.79%
Expected term	0.18 - 5.99	0.18 - 5.99
Dividend yield	—	—

The Substitute Options contain both service-based and performance-based vesting conditions (i.e., the achievement of the Earnout Cash Milestone and/or Earnout Shares Milestone). The Company determined it was not probable that the Earnout Cash Milestone or Earnout Shares Milestone would be met on the Effective Date and at December 31, 2021. Accordingly, the Company will only recognize incremental compensation cost related to the portion of the Substitute Options subject to service-based vesting conditions only. The Company will reevaluate the probability of the Earnout Cash Milestone and/or Earnout Shares Milestone being met and recognize any unamortized incremental compensation cost accordingly in the period during which it becomes probable the milestones will be met.

For vested Substitute Options, the Company recognized incremental compensation on the modification date totaling $1.0 million of which $1.0 million and less than $0.1 million was recognized in general and administrative and research and development, respectively, in the Consolidated Statements of Operations for the year ended December 31, 2021. For unvested Substitute Options, the Company will recognize incremental compensation over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date, taking into consideration the probability of the achievement of the Earnout Cash Milestone and/or Earnout Shares Milestone. Incremental compensation costs related to unvested Substitute Options as of the modification date was $25.9 million.

2021 Omnibus Incentive Plan

At the Effective Time, the Company adopted the 2021 Omnibus Incentive Plan (the “2021 Plan”). As of December 31, 2021, 5,373,049 shares of Common Stock are authorized for issuance pursuant to awards under the 2021 Plan, inclusive of any shares of Common Stock subject to stock options, restricted stock awards or other awards that were assumed in the Merger and terminate as a result of being unexercised or are forfeited or repurchased by the Company, with the maximum number of shares to be added to the 2021 Plan equal to 5,373,049 shares of Common Stock. The Substitute Options do not reduce the number of shares authorized for grant under the 2021 Plan. As of December 31, 2021, 4,641,453 shares have been awarded and 731,596 shares remain available for issuance under the 2021 Plan. The 2021 Plan permits the granting of incentive stock options, restricted stock awards, other stock-based award or other cash-based awards to employees, directors, and non-employee consultants.

Option Awards

The fair value of each employee and non-employee stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company is a public company and has limited company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the limited company-specific historical and implied volatility as well as historical volatility of a publicly traded set of peer companies. The expected term of the Company’s stock options for employees has been determined utilizing the “simplified” method for awards. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve. Expected dividend yield is zero based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. Additionally, certain options granted contain terms that require all unvested options to immediately vest a) upon the approval of a New Drug Application (“NDA”) by the FDA for NRX-101, or b) immediately preceding a change in control of the Company, whichever occurs first.

The grant date fair value of employee and non-employee stock option awards is determined using the Black-Scholes option-pricing model. The following assumptions were used during the following periods:

	December 31,
	2021	2020
Exercise price	$6.44 ‑ $23.41	$2.22 ‑ $3.07
Risk-free rate of interest	0.69% ‑ 1.45%	0.79%
Expected term (years)	5.25 ‑ 6.5	4.69 ‑ 5.92
Expected stock price volatility	80.0% ‑ 85.9%	80.0%
Dividend yield	—	—

The following table summarizes the Company’s employee and non-employee stock option activity under the Plan for the following periods:

			Weighted	(in thousands)
		Weighted	average	Aggregate
	Number of	average	remaining	intrinsic
	shares	exercise price	term (years)	value
Outstanding as of December 31, 2020 (as previously reported)	486,755	$10.79	8.8	$19,572
Retroactive application of reverse recapitalization	1,927,548	(8.62)	-	-
Outstanding as of December 31, 2020, effect of Merger	2,414,303	$2.17	8.2	$53,660
Options granted	892,224	13.95	9.9	3,825
Forfeited	(390,187)	(3.73)	-	(7,562)
Exercised	(516,025)	(2.23)	-	(3,645)
Outstanding as of December 31, 2021	2,400,315	$6.28	7.8	$4,224
Options vested and exercisable as of December 31, 2021	1,004,883	$2.25	6.2	$3,056

The aggregate intrinsic value in the above table is calculated as the difference between fair value of the Company’s common stock price and the exercise price of the stock options. The weighted average grant date fair value per share for employee stock and non-employee option grants during the years ended December 31, 2021 and 2020, were $16.57 and $13.80, respectively. At December 31, 2021, the total unrecognized compensation related to unvested employee and non-employee stock option awards granted, including unrecognized compensation costs related to Substitute Options of $25.9 million, was $31.1 million of which the Company expects to recognize $6.6 million over a weighted-average period of approximately 1.07 years.

The following table summarizes the Company’s recognition of stock-based compensation for the following periods (in thousands):

	Year ended December 31,
	2021	2020
Stock-based compensation expense
General and administrative	$6,500	$332
Research and development	1,285	398
Total stock-based compensation expense	$7,785	$730